INCOME TAXES (Details Narrative)	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
China [Member]
Tax cuts and jobs act, description	The taxable income in accordance with the relevant PRC income tax laws, which have adopted a unified income tax rate of 25% since January 1, 2008.	The taxable income in accordance with the relevant PRC income tax laws, which have adopted a unified income tax rate of 25% since January 1, 2008.
Hong Kong [Member]
Tax cuts and jobs act, description	China VTV was incorporated in Hong Kong and is subject to Hong Kong profits tax at 16.5%.	China VTV was incorporated in Hong Kong and is subject to Hong Kong profits tax at 16.5%.